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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23314

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                     PIMCO Flexible Municipal Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

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                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

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                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2022 to June 30, 2023

                               -----------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23314
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO Flexible Municipal Income Fund









===================== PIMCO Flexible Municipal Income Fund =====================


BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

Ticker:       MUC            Security ID:  09254L107
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       Withhold     Management
1.3   Elect Director Stayce D. Harris         For       Withhold     Management


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BLACKROCK MUNIHOLDINGS FUND, INC

Ticker:       MHD            Security ID:  09253N104
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       Withhold     Management
1.3   Elect Director Stayce D. Harris         For       Withhold     Management


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BLACKROCK MUNIVEST FUND, INC

Ticker:       MVF            Security ID:  09253R105
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       Withhold     Management
1.3   Elect Director Stayce D. Harris         For       Withhold     Management


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BLACKROCK MUNIYIELD QUALITY FUND III, INC

Ticker:       MYI            Security ID:  09254E103
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       Withhold     Management
1.3   Elect Director Stayce D. Harris         For       Withhold     Management


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BLACKROCK NEW YORK MUNICIPAL INCOME TRUST

Ticker:       BNY            Security ID:  09248L106
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       For          Management
1.2   Elect Director Robert Fairbairn         For       For          Management
1.3   Elect Director Stayce D. Harris         For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y105
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management


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NUVEEN MUNICIPAL CREDIT INCOME FUND

Ticker:       NZF            Security ID:  67070X101
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management


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NUVEEN QUALITY MUNICIPAL INCOME FUND

Ticker:       NAD            Security ID:  67066V101
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management


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PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY

Ticker:                      Security ID:  708686EB2
Meeting Date: DEC 09, 2022   Meeting Type: Written Consent
Record Date:  OCT 26, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote on the Plan (Select For To Accept  For       For          Management
      The Plan, Select Against To Reject The
      Plan; Abstain Is Not A Valid Voting
      Option And Will Not Count)
2     Opt Out of the Third-Party Release      None      For          Management
      (For = Opt Out, Against or Abstain =
      Do Not Opt Out)

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Municipal Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2023